Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 518,000
Previously Paid Amount	0.00
Total Fee Amount	71.54
Total Offset Amount	0.00
Net Fee	71.54
Narrative - Max Aggregate Offering Price	$ 518,000
Final Prospectus	true